CONDENSED STATEMENT OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended	21 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss					$ (38,766,000)	$ (23,427,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account					(13,000)	(70,000)
Changes in operating assets and liabilities:
Prepaid expenses						651,000
Net cash used in operating activities					(29,047,000)	(21,525,000)
Cash Flows from Investing Activities:
Net cash used in investing activities					(1,736,000)	(1,568,000)
Cash Flows from Financing Activities:
Payment of offering costs					(7,000)	(129,000)
Net cash provided by financing activities					35,439,000	60,938,000
Cash - Beginning of period			$ 64,286,000	$ 64,286,000	64,286,000	26,441,000	$ 26,441,000
Cash - End of period	$ 64,286,000	$ 68,942,000			68,942,000	64,286,000	68,942,000
HEALTHCOR CATALIO ACQUISITION CORP
Cash Flows from Operating Activities:
Net loss	(5,000)				(2,480,413)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(2,664)			(14,497)
Payment of formation costs through issuance of Class B ordinary shares	5,000
Changes in operating assets and liabilities:
Prepaid expenses					(402,195)
Accrued expenses					1,938,902
Net cash used in operating activities	0				(958,203)
Cash Flows from Investing Activities:
Investment of cash in Trust Account					(207,000,000)
Net cash used in investing activities					(207,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Public Shares, net of underwriting discounts paid					202,860,000
Proceeds from sale of Private Placement Shares					6,140,000
Proceeds from convertible promissory note - related party	38,375				32,759
Repayment of promissory note - related party, net of related offering costs					(12,760)
Repayment of promissory note - related party, related to offering costs					(58,374)
Payment of offering costs	(38,375)				(478,018)
Net cash provided by financing activities	0				208,483,607
Net Change in Cash	0				525,404
Cash - Beginning of period	0		0	0	0
Cash - End of period	0	$ 525,404			525,404	$ 0	$ 525,404
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	$ 246,037				7,515
Remeasurement adjustment to redemption value			$ 11,928,908	$ 11,928,908	11,928,908
Deferred underwriting fee payable					$ 7,245,000